Average Annual Total Returns - A C I Shares - JPMorgan Tax Free Bond Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	Class I Return After Taxes on Distributions Past 1 Year	Class I Return After Taxes on Distributions Past 5 Years	Class I Return After Taxes on Distributions Past 10 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	BLOOMBERG BARCLAYS US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	BLOOMBERG BARCLAYS US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	BLOOMBERG BARCLAYS US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	1.48%	2.86%	3.86%	3.88%	3.04%	3.70%	5.71%	3.88%	4.46%	5.70%	3.73%	4.32%	4.41%	3.66%	4.24%	5.21%	3.91%	4.63%